Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0002149147
Registrant Name	LongevityFP US Equity Large-Cap 500 Index Fund (1960)
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES